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                           UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                       FORM 13 (F) COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment           [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Securities America Advisors, Inc.
Address: 7100 West Center Rd., Suite 500
         Omaha, NE 68106-5001

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James Heeney
Title: Vice President, Chief Compliance Officer
Phone: 402-399-9111

Signature, Place, and Date of Signing:


/s/ James Heeney                       Lavista, NE     April 14, 2008
------------------------------------   -------------   --------------
[Signature]                            [City, State]   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.

[X] 13F NOTICE.

[ ] 13F COMBINATION REPORT.



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List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ----
28-139                 Ameriprise Financial, Inc.